Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule Of Depreciable Life
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7.0 – 20.0
Leasehold improvements	Over the shorter of the term of the lease or the life of the assets

Schedule Of Fair Value Assumptions
The fair value for options granted to employees and directors in 2015, 2014 and 2013 is estimated at the date of grant using a Black-Scholes options pricing model with the following assumptions:

	Year ended December 31,
Stock options	2015	2014	2013

Volatility	42%-48%	38%-42%	37%-47%
Risk-free interest rate	1.1%-1.2%	1.0%-1.7%	0.5%-1.5%
Dividend yield	0%	0%	0%
Expected term (years)	3.4-3.9	3.3-4.9	3.5-4.9